Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	11/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/15/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$466,224,813.28	$33,130,417.32	$433,094,395.96	0.685493	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$683,334,813.28	$33,130,417.32	$650,204,395.96

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$740,398,801.68	$704,302,254.95	0.340792
YSOC Amount	$52,316,204.11	$49,350,074.70
Adjusted Pool Balance	$688,082,597.57	$654,952,180.25
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.45563%	ACT/360	$—
Class A-3 Notes	$466,224,813.28	3.66000%	30/360	$1,421,985.68
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$683,334,813.28			$2,141,373.93

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$740,398,801.68	$704,302,254.95
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$688,082,597.57	$654,952,180.25
Number of Receivables Outstanding	57,818	56,620
Weighted Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	33.3	32.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,216,132.93
Principal Collections	$35,695,726.10
Liquidation Proceeds	$164,096.85
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,075,955.88
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,075,955.88

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$616,999.00	$616,999.00	$—	$—	$37,458,956.88
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,458,956.88
Interest - Class A-2a Notes	$—	$—	$—	$—	$37,458,956.88
Interest - Class A-2b Notes	$—	$—	$—	$—	$37,458,956.88
Interest - Class A-3 Notes	$1,421,985.68	$1,421,985.68	$—	$—	$36,036,971.20
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$35,544,632.95
First Allocation of Principal	$—	$—	$—	$—	$35,544,632.95
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$35,477,024.62
Second Allocation of Principal	$—	$—	$—	$—	$35,477,024.62
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$35,403,082.95
Third Allocation of Principal	$9,382,633.03	$9,382,633.03	$—	$—	$26,020,449.92
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,934,949.92
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$6,934,949.92
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,934,949.92
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,187,165.63
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,187,165.63
Remaining Funds to Certificates	$2,187,165.63	$2,187,165.63	$—	$—	$—
Total	$38,075,955.88	$38,075,955.88	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$52,316,204.11
Increase/(Decrease)	$(2,966,129.41)
Ending YSOC Amount	$49,350,074.70

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$688,082,597.57	$654,952,180.25
Note Balance	$683,334,813.28	$650,204,395.96
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	39	$400,820.63
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	178	$164,096.85
Monthly Net Losses (Liquidation Proceeds)			$236,723.78
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.02)%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.27%
Current Collection Period			0.39%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$5,426,317.95
Cumulative Net Loss Ratio			0.26%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.49%	211	$3,458,323.12
60-89 Days Delinquent	0.14%	55	$1,020,092.47
90-119 Days Delinquent	0.04%	16	$310,762.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.68%	282	$4,789,177.97

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$168,740.25
Total Repossessed Inventory		19	$393,342.12

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		71	$1,330,854.85
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.16%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.07	0.15%	63	0.11%